Expense Example - FidelityOhioMunicipalIncomeFund-PRO - FidelityOhioMunicipalIncomeFund-PRO - Fidelity Ohio Municipal Income Fund - Fidelity Ohio Municipal Income Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579